Derivative Instruments and Hedging Activities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Exchange Contract [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Recognized gains (losses) in consolidated statement of operations	$ (1.6)	$ (0.9)	$ (0.1)
Commodity Contract [Member] | Natural Gas [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Contract Settlement Date Range Start	Jan. 01, 2018
Investment Contract Settlement Date Range End	Dec. 31, 2019
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	$ (0.2)
Commodity Contract [Member] | Electricity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Contract Settlement Date Range Start	Jan. 01, 2018
Investment Contract Settlement Date Range End	Dec. 31, 2019
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	$ 1.1
Commodity Contract [Member] | Zinc [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Contract Settlement Date Range Start	Jan. 01, 2018
Investment Contract Settlement Date Range End	Dec. 31, 2019
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	$ 11.3
Commodity Contract [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Recognized gains (losses) in consolidated statement of operations	0.0	0.0	2.2
Commodity Contract [Member] | Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Recognized gains (losses) in consolidated statement of operations	31.6	38.6	(2.0)
Cash Flow Hedging [Member] | Commodity Contract [Member] | Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification of losses (gains) from accumulated other comprehensive income to net income (loss)	6.1	(39.1)	(47.7)
Recognized in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	$ 0.7	$ (13.3)	$ (23.6)
Canada, Dollars | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Contract Settlement Date Range Start	Jan. 01, 2018
Investment Contract Settlement Date Range End	Dec. 31, 2020
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	$ (0.8)